(LOSS)/PROFIT BEFORE TAX (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Depreciation on capitalised Intangible projects	$ 528	$ 414	$ 68
Fiomi [Member]
Disclosure of detailed information about business combination [line items]
Operating expense		303	$ 150
Fiomi [Member] | Foreign Exchange Differences [Member]
Disclosure of detailed information about business combination [line items]
Operating expense	$ 440	$ 253